Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (23.6%)
Vanguard Total Stock Market Index Fund Investor Shares	31,954,433	2,543,573

International Stock Fund (15.5%)
Vanguard Total International Stock Index Fund Investor Shares	96,608,916	1,668,436

U.S. Bond Funds (42.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	411,968,907	4,622,291

International Bond Fund (18.1%)
Vanguard Total International Bond Index Fund Investor Shares	168,920,974	1,947,659
Total Investment Companies (Cost $8,091,050)		10,781,959
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.730% (Cost $4,856)	48,550	4,856
Total Investments (100.0%) (Cost $8,095,906)		10,786,815
Other Assets and Liabilities-Net (0.0%)		1,762
Net Assets (100%)		10,788,577

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At January 31, 2020, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

LifeStrategy Conservative Growth Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					January 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3,957	NA1	NA1	—	—	25	—	4,856
Vanguard Total Bond
Market II Index Fund	4,399,222	206,379	41,607	49	58,248	29,209	—	4,622,291
Vanguard Total
International Bond
Index Fund	1,840,359	129,157	—	—	(21,857)	45,647	—	1,947,659
Vanguard Total
International Stock
Index Fund	1,699,621	33,681	80,734	2,437	13,431	18,861	—	1,668,436
Vanguard Total
Stock Market Index
Fund	2,526,700	13,188	148,513	23,965	128,233	13,187	—	2,543,573
Total	10,469,859	382,405	270,854	26,451	178,055	106,929	—	10,786,815
1 Not applicable—purchases and sales are for temporary cash investment purposes.